Stock Incentive Plans - Weighted-Average Assumptions Used for Option Grants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate (percent)	1.79%	1.73%
Volatility factor (percent)	102.54%	100.76%
Grant date fair value of common stock (in dollars per share)	$ 4.43	$ 2.14
Weighted-average expected life (in years)	5 years 10 months 20 days	5 years 11 months 1 day
Assumed forfeiture rate (percent)	10.00%	10.00%